General Information (Details) $ / shares in Units, ₴ in Millions, $ in Millions																1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 15, 2025 USD ($)	Aug. 12, 2025 USD ($) $ / shares shares	Jun. 30, 2025	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 02, 2025 USD ($)	Mar. 19, 2025 USD ($)	Jan. 27, 2025 USD ($)	Dec. 09, 2024 USD ($)	Nov. 29, 2024	Nov. 20, 2024 USD ($)	Nov. 20, 2024 UAH (₴)	Sep. 30, 2024 USD ($)	Oct. 31, 2023	Oct. 09, 2023	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($)		Nov. 24, 2025 USD ($)	Aug. 14, 2025 USD ($) shares	Jul. 10, 2025 USD ($)	Jul. 08, 2025 $ / shares shares	Apr. 30, 2025 RUB (₽)	Mar. 31, 2025 USD ($)	Mar. 07, 2025 shares	May 31, 2024 USD ($) $ / shares	Dec. 31, 2023 UAH (₴)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)
General Information [Line Items]
Ownership percentage																	100.00%
Adjustment of purchase price (in Dollars)													$ 2.0
Operating revenue (in Dollars)	$ 46.0
Par value per share (in Dollars per share) | $ / shares																	$ 0.01		$ 0.01
Purchase consideration (in Dollars)							$ 158.0
Interest rate							3.00%
Percentage of ownership																	3.00%
Ownership of amount (in Dollars)				$ 11.0
Proportion of ownership interests held																	69.99%
E-health sector (in Dollars)																	$ 15.0
Public warrants issued (in Shares) | shares																	7,666,629
Cash and cash equivalents (in Dollars)													$ 511.0			$ 511.0	$ 472.0	$ 511.0	$ 674.0	[1]	$ 425.0
Other liquid financial assets (in Dollars)																	170.0		$ 8.0
Total available funding (in Dollars)																	$ 472.0
Percentage of shares																	10.00%
Other payment (in Dollars)								$ 30.0
Additional purchase (in Dollars)								$ 22.0
Percentage of repaid			6.30%		4.00%
denominated Notes					$ 472.0
Ownership parties amount (in Dollars)				$ 11.0
Authorized share capital (in Shares) | shares																	265,430,000
Accredited institutional investors (in Dollars)																									$ 52.5
Cash condition (in Dollars)																	$ 50.0
Shares issued (in Shares) | shares																	230,863,524		206,942,440										100
Redemption per share (in Dollars per share) | $ / shares		$ 10.4
Aggregate redemption amount (in Dollars)		$ 61.0
Liabilities (in Dollars)
Percentage of outstanding shares	89.60%
VEON Holdings B.V. [Member]
General Information [Line Items]
Ownership percentage															47.85%		100.00%		99.995%	[2]	99.995%	[2]
Cash (in Dollars)						$ 23.0													$ 234.0		$ 38.0
Adjustment of purchase price (in Dollars)																			2.0
Expenses allocated (in Dollars)																			22.0		10.0
Number of employees						4,200
Operating revenue (in Dollars)																			4.0		4.0
Par value per share (in Dollars per share) | $ / shares																														$ 50,000.00
Investments an additional fee (in Dollars)																			$ 3.0
American depositary shares (in Shares) | shares																			2,066,954
Invest amount											$ 34.0	₴ 1,430
Percentage of corporate rights unfrozen										47.85%
Share repurchase program authorized amount (in Dollars)									$ 30.0
Share repurchase program number of shares repurchased (in Shares) | shares																			5,024,175
Remaining external debt																			$ 2.0		2.0
Loan amount																					21.0										₴ 760
Percentage of ownership																			30.01%
Cash and cash equivalents (in Dollars)																			$ 674.0		425.0											$ 432.0
Other liquid financial assets (in Dollars)																			$ 8.0
VEON Holdings B.V. [Member] | VEON Holdings B.V. (Netherlands) [Member]
General Information [Line Items]
Ownership percentage																			99.995%
VEON Holdings B.V. [Member] | VEON Ltd. (Bermuda) [Member]
General Information [Line Items]
Ownership percentage																			0.005%
VEON Holdings B.V. [Member] | JSC Kyivstar [Member]
General Information [Line Items]
Ownership percentage																100.00%			100.00%
VEON Holdings B.V. [Member] | Lan Trace [Member]
General Information [Line Items]
Ownership percentage													100.00%
VEON Holdings B.V. [Member] | Helsi Ukraine Limited Liability Company [Member]
General Information [Line Items]
Ownership percentage																			69.99%
Percentage of cash consideration paid																																	69.99%
Cash (in Dollars)																																	$ 15.0
LLC Lan Trace [Member]
General Information [Line Items]
Ownership percentage																	100.00%	100.00%
Subsequent Event [Member]
General Information [Line Items]
Cash (in Dollars)																							$ 22.5
Number of employees																							5,058
Business Combination Agreement [Member]
General Information [Line Items]
Cash (in Dollars)																	$ 178.0
Shares issued (in Shares) | shares																								206,942,440
Loan note payable (in Dollars)																								$ 178.0
Acquired net assets (in Dollars)																	162.0
Liabilities (in Dollars)																	$ 16.0
Bottom of range [member]
General Information [Line Items]
Authorized share capital (in Shares) | shares																										654,300
Bottom of range [member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Spectrum measurement											2,100	2,100
Top of range [member]
General Information [Line Items]
Authorized share capital (in Shares) | shares																	2,654,300
Top of range [member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Spectrum measurement											2,300	2,300
Kyivstar [Member]
General Information [Line Items]
Percentage of ownership																	47.85%
Corporate rights										47.85%
Percentage of shares																	2.01%
Kyivstar [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Ownership percentage						47.85%				47.85%
Operating revenue (in Dollars)																			$ 4.0		4.0
Ukraine Tower Company [Member]
General Information [Line Items]
Percentage of ownership																	100.00%
Ukraine Tower Company [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Ownership percentage														100.00%
Kyivstar.Tech [Member]
General Information [Line Items]
Percentage of ownership																	100.00%
Kyivstar.Tech [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Ownership percentage														100.00%
Spectrum measurement											40	40
Helsi Ukraine [Member]
General Information [Line Items]
Percentage of ownership				97.99%													69.99%
Helsi Ukraine [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Ownership percentage														69.99%
Ukrainian [Member]
General Information [Line Items]
Purchase consideration (in Dollars)							$ 158.0
Corporate rights										100.00%
Cash and cash equivalents (in Dollars)																	$ 302.0
Ukrainian [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Ownership percentage										100.00%
Remaining external debt																					$ 38.0										₴ 1,400
VEON Ltd. [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Investments an additional fee (in Dollars)																			$ 2.0
ADS [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
American depositary shares (in Shares) | shares																			82,678
LLC Uklon Tech [Member]
General Information [Line Items]
Ownership percentage							97.00%
LLC Uklon Ltd [Member]
General Information [Line Items]
Ownership percentage							100.00%
Uklon Group {Member]
General Information [Line Items]
Interest rate							3.00%
Percentage of acquire							97.00%
VEON Holdings B.V. [Member]
General Information [Line Items]
denominated Notes					$ 100.0																						₽ 7,840
Kyivstat LLC and Ukrainian Investment Platform [Member]
General Information [Line Items]
Percentage of ownership				26.90%
Helsi [Member]
General Information [Line Items]
Percentage of ownership				1.10%
Share Capital [Member]
General Information [Line Items]
Authorized share capital (in Shares) | shares																	2,654,300
Divided common shares (in Shares) | shares																										265,430,000
Kyivstar Group Ltd [Member]
General Information [Line Items]
Par value per share (in Dollars per share) | $ / shares																										$ 0.01
Revenue [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Operating revenue (in Dollars)																			$ 46.0
CC Public Warrants [Member]
General Information [Line Items]
Shares issued (in Shares) | shares																	7,666,629
Shares outstanding (in Shares) | shares																	7,666,629
Kyivstar Group Warrants [Member]
General Information [Line Items]
Exchanged for warrants (in Shares) | shares																	7,666,629
Ukrainian [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Percentage of corporate rights unfrozen										100.00%
Cohen Circle Class A Ordinary Shares [Member]
General Information [Line Items]
Shares issued (in Shares) | shares		5,847,015															23,163,338
Shares outstanding (in Shares) | shares		17,152,985
Common shares issued (in Shares) | shares																	757,745
Cohen Circle Class A Ordinary Shares [Member] | Varna Merger Sub. [Member]
General Information [Line Items]
Shares issued (in Shares) | shares		17,152,985
Warrant A [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Capital warrant (in Dollars)																														$ 12.0
Warrant vesting term																					3 years
Warrant B [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Capital warrant (in Dollars)																														2.0
Warrant vesting term																					4 years
Warrant C [Member] | VEON Holdings B.V. [Member]
General Information [Line Items]
Capital warrant (in Dollars)																														$ 2.0
Warrant vesting term																					5 years

[1]	prior period comparatives have been reclassified to conform with the current period presentation
[2]	Based on the development with respect to the freezing of VEON’s corporate rights in Kyivstar as discussed in Note 1, the Company has full control over its subsidiaries in the Ukraine